COMMITMENTS, CONTINGENCIES AND REGULATORY MATTERS (Details) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($) lease agreement	Sep. 30, 2021	Dec. 31, 2021 USD ($) lease agreement	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019
Concentration Risk
Revenue			$ 178,453	$ 365,547
Lease obligation liabilities	$ 7,922		$ 7,922
Operating lease, liability, noncurrent, statement of financial position [Extensible List]
Sublease income			$ 1,000	$ 1,400
Amounts held in escrow and trust accounts	$ 27,500		27,500	20,000
Sales Tax Exposure
Concentration Risk
Loss (gain) related to sales tax exposure			$ 0	$ (2,700)
Ocwen | Customer Concentration Risk | Revenue
Concentration Risk
Percentage of revenue from largest customer			31.00%	54.00%
Revenue			$ 55,600	$ 197,800
Highly Correlated - Ocwen | Customer Concentration Risk | Revenue
Concentration Risk
Percentage of revenue from largest customer			5.00%
Revenue			$ 9,500	23,800
NRZ
Concentration Risk
Subservice transferred subject MSRs, initial term	5 years
NRZ | Customer Concentration Risk | Revenue
Concentration Risk
Percentage of loans serviced and subserviced by largest customer's largest client	21.00%
Revenue			3,100	8,600	$ 12,500
Ocwen, Investor | Mortgage Servicing Rights
Concentration Risk
Revenue			500	70,100
Ocwen, Investor | Default Valuations and Title Services
Concentration Risk
Revenue			$ 2,900	$ 18,200
NRZ | Ocwen
Concentration Risk
Subservice transferred subject MSRs, initial term		5 years
NRZ | Ocwen | Customer Concentration Risk | Revenue
Concentration Risk
Percentage of revenue from largest customer			21.00%
Standby Letters of Credit
Concentration Risk
Standby letters of credit, number | agreement	2		2
Standby letters of credit, amount	$ 600		$ 600
Number of office leases | lease	2		2
Minimum
Concentration Risk
Lease term	1 year		1 year
Maximum
Concentration Risk
Lease term	6 years		6 years